Schedule of Components of Lease Expense and Other Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Amortization of ROU assets (operating lease cost)	$ 265		$ 653
Interest on lease liabilities	37		99
Total lease expense	302		752
Operational cash flow used for operating leases	$ 293		781
ROU assets obtained in exchange for lease liabilities			$ 234
Weighted -average remaining lease term (in years)	2 years 29 days		2 years 6 months 14 days
Weighted -average discount rate	6.31%		6.31%